Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2021
Transactions with related parties
Schedule of consolidated Group's transactions with its related parties

	2021
			Companies and
			organizations -controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	2,000	—	—	—	2,000	—
Treasuries/government bonds	1,250	-7	—	—	1,250	-7
Other interest-bearing securities except loans	—	—	5,175	0	5,175	0
Loans in the form of interestbearing securities	—	—	2,600	33	2,600	33
Loans to credit institutions	—	—	1,719	23	1,719	23
Loans to the public	—	—	1,419	9	1,419	9
Settlement claim against the State[1]	7,209	—	—	—	7,209	—
Total	10,459	-7	10,913	65	21,372	58
Borrowing from the public	10,000	—	—	4	10,000	4
Other liabilities	147	—	—	—	147	—
Total	10,147	—	—	4	10,147	4

	2020
			Companies and
			organizations controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	2,500	—	—	—	2,500	—
Treasuries/government bonds	9,573	-21	—	0	9,573	-21
Other interest-bearing securities except loans	—	—	1,000	2	1,000	2
Loans in the form of interestbearing securities	—	—	2,600	31	2,600	31
Loans to credit institutions	—	—	2,108	45	2,108	45
Loans to the public	—	—	1,565	27	1,565	27
Settlement claim against the State[1]	12,359	—	—	—	12,359	—
Total	24,432	-21	7,273	105	31,705	84

Borrowing from the public	10,000	—	—	—	10,000	—
Other liabilities	95	—	—	10	95	10
Total	10,095	—	—	10	10,095	10
1	For information about “Settlement claim against State” see Note 16 and Note 24.